Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of Undiscounted Cash Flows Used in Calculating the Operating Lease Liabilities and Amounts to be Received under the Sublease

Undiscounted cash flows used in calculating the Company’s operating lease liabilities and amounts to be received under the sublease at 35 CambridgePark Drive as of September 30, 2020 are as follows (in thousands):

YEAR ENDED DECEMBER 31,	OPERATING LEASE PAYMENTS	SUBLEASE RECEIPTS	NET OPERATING LEASE PAYMENTS
2020 (excluding the nine months ended September 30, 2020)	$1,221	$313	$908
2021	5,919	1,273	4,646
2022	6,123	483	5,640
2023	6,307	—	6,307
2024	6,496	—	6,496
Thereafter	34,978	—	34,978

Total undiscounted cash flows	$61,044	$2,069	$58,975
Less: Amounts representing interest	(22,164)

Present value of lease liabilities	$38,880

YEAR ENDED DECEMBER 31,	OPERATING LEASE PAYMENTS	SUBLEASE RECEIPTS	NET OPERATING LEASE PAYMENTS
2020 (excluding the six months ended June 30, 2020)	$2,892	$625	$2,267
2021	5,945	1,273	4,672
2022	6,123	483	5,640
2023	6,307	—	6,307
2024	6,496	—	6,496
Thereafter	34,978	—	34,978

Total undiscounted cash flows	$62,741	$2,381	$60,360
Less: amounts representing interest	$(24,744)

Present value of lease liabilities	$37,997

Schedule of Future Minimum Lease Payments under Non-cancelable Operating Leases

Prior to the adoption of ASC 842, future minimum lease payments under non-cancelable operating leases as of December 31, 2019 were as follows (in thousands):

YEAR ENDED DECEMBER 31,	TOTAL
2020	$6,030
2021	5,945
2022	6,123
2023	6,307
2024	6,496
Thereafter	34,978

$65,879

Prior to the adoption of ASC 842, future minimum lease payments under non-cancelable operating leases as of December 31, 2019 were as follows (in thousands):

YEAR ENDED DECEMBER 31,	TOTAL
2020	$6,030
2021	5,945
2022	6,123
2023	6,307
2024	6,496
Thereafter	34,978

$65,879

Components of Operating Lease Costs

The components of operating lease costs were as follows (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30, 2020	NINE MONTHS ENDED SEPTEMBER 30, 2020
Operating lease costs	$1,206	$3,627
Short-term lease costs	5	14
Variable lease costs	553	1,663
Sublease income	(337)	(495)

	$1,427	$4,809